Share-based Compensation - Share options, additional information (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2024 CNY (¥)
Employee Stock Option
Share Options
Weighted-average grant date fair value of options granted (US$ per share)	$ 0	$ 0	$ 0
Unrecognized share-based compensation for options | ¥				¥ 20
Remaining weighted-average period for recognition	4 months 13 days
Ordinary Shares
Share Options
Closing stock price (US$ per share)	$ 0.05
ADS
Share Options
Closing stock price (US$ per share)	$ 2.37